UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street

         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     September 25, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $734,781 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    57173   880261 SH       SOLE                   619005    24600   236656
AMDOCS LTD                     ORD              G02602103    48381  1705967 SH       SOLE                  1200254    47587   458126
AUTODESK INC                   COM              052769106    39761  1263041 SH       SOLE                  1028187    22071   212783
BECTON DICKINSON & CO          COM              075887109    27288   317854 SH       SOLE                   222124     8850    86880
BLACKBAUD INC                  COM              09227Q100    24915  1026173 SH       SOLE                   723345    29090   273738
CISCO SYS INC                  COM              17275R102    58519  2429200 SH       SOLE                  1693700    67050   668450
DONALDSON INC                  COM              257651109    15999   397185 SH       SOLE                   266321    12977   117887
GENERAL ELECTRIC CO            COM              369604103    47114  1273009 SH       SOLE                   899077    35706   338226
GREENHILL & CO INC             COM              395259104    46348   666305 SH       SOLE                   488488    16477   161340
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     7093    72200 SH       SOLE                    51000     2000    19200
ITRON INC                      COM              465741106    21357   236700 SH       SOLE                   166550     6600    63550
JOHNSON CTLS INC               COM              478366107    93804  2775279 SH       SOLE                  2083032    63550   628697
JONES LANG LASALLE INC         COM              48020Q107    19490   252000 SH       SOLE                   177200     7000    67800
MILLIPORE CORP                 COM              601073109    40035   593907 SH       SOLE                   416299    16498   161110
MUELLER WTR PRODS INC          COM SER B        624758207     7237   918400 SH       SOLE                   643990    25729   248681
NORTHERN TR CORP               COM              665859104    25916   389897 SH       SOLE                   274454    10927   104516
PRICE T ROWE GROUP INC         COM              74144T108    26460   529200 SH       SOLE                   371150    14750   143300
SPDR TR                        UNIT SER 1       78462F103      726     5500 SH       SOLE                        0     5500        0
STAPLES INC                    COM              855030102    38048  1720871 SH       SOLE                  1214154    48310   458407
TECHNE CORP                    COM              878377100    27170   403350 SH       SOLE                   283012    11342   108996
VARIAN MED SYS INC             COM              92220P105    27100   578565 SH       SOLE                   409263    16300   153002
WATERS CORP                    COM              941848103    34847   625619 SH       SOLE                   437263    17445   170911